Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company’s estimates of fair value for financial assets and liabilities are based on the framework established in the fair value accounting guidance included in ASC Topic 820, “Fair Value Measurements and Disclosures.” The framework prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or liability, into three levels.
The Company considers prices for actively traded securities to be derived based on quoted prices in an active market for identical assets, which are Level 1 inputs in the fair value hierarchy. The majority of these securities are valued using prices supplied by pricing services.
The Company considers prices for other securities that may not be as actively traded which are priced via pricing services, vendors and broker-dealers, or with reference to interest rates and yield curves, to be derived based on inputs that are observable for the asset, either directly or indirectly, which are Level 2 inputs in the fair value hierarchy. The majority of these securities are also valued using prices supplied by pricing services.
The Company considers securities, other financial instruments, privately-held investments and derivative insurance contracts subject to fair value measurement whose valuation is derived by internal valuation models to be based largely on unobservable inputs, which are Level 3 inputs in the fair value hierarchy.
The following tables present the level within the fair value hierarchy at which the Company’s financial assets and liabilities are measured on a recurring basis as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,101.2	$—	$—	$1,101.2
U.S. agency	—	34.3	—	34.3
Municipal	—	67.1	—	67.1
Corporate	184.2	88.9	—	273.1
Non-U.S. government-backed corporate	—	63.4	—	63.4
Non-U.S. government	—	7.4	—	7.4
Asset-backed	—	973.1	—	973.1
Non-agency commercial mortgage-backed	—	2.3	—	2.3
Agency mortgage-backed	—	1,826.2	—	1,826.2
Total fixed income securities available for sale, at fair value	1,285.4	3,062.7	—	4,348.1
Short-term investments available for sale, at fair value	81.0	6.8	—	87.8
Held for trading financial assets, at fair value
U.S. government	120.5	—	—	120.5
Municipal	—	3.5	—	3.5
Corporate	—	103.5	—	103.5
High yield loans	—	9.8	—	9.8
Non-U.S. government	41.2	0.4	—	41.6
Asset-backed	—	539.1	—	539.1
Agency mortgage-backed	—	37.6	—	37.6
Total fixed income securities trading, at fair value	161.7	693.9	—	855.6
Short-term investments trading, at fair value	35.4	—	—	35.4
Privately-held investments trading, at fair value	—	—	299.3	299.3
Catastrophe bonds trading, at fair value	—	18.8	—	18.8
Other investments (1)	—	—	—	109.4

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	26.8	—	26.8
Liabilities under derivative contracts — foreign exchange contracts	—	(13.6)	—	(13.6)
Total	1,563.5	3,795.4	299.3	5,767.6
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(1)Other investments represents our investment in a real estate fund and is measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate fund is subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”

	At December 31, 2019
	Level 1	Level 2	Level 3	Total
	($ in millions)
Available for sale financial assets, at fair value
U.S. government	$1,413.1	$—	$—	$1,413.1
U.S. agency	—	39.6	—	39.6
Municipal	—	50.7	—	50.7
Corporate	—	1,959.8	—	1,959.8
Non-U.S. government-backed corporate	—	86.5	—	86.5
Non-U.S. government	199.8	129.0	—	328.8
Asset-backed	—	0.2	—	0.2
Non-agency commercial mortgage-backed	—	6.5	—	6.5
Agency mortgage-backed	—	1,073.0	—	1,073.0
Total fixed income securities available for sale, at fair value	1,612.9	3,345.3	—	4,958.2
Short-term investments available for sale, at fair value	108.1	9.5	—	117.6
Held for trading financial assets, at fair value
U.S. government	185.0	—	—	185.0
Municipal	—	3.2	—	3.2
Corporate	—	243.2	—	243.2
Non-U.S. government	48.3	102.9	—	151.2
Asset-backed	—	492.4	—	492.4
Agency mortgage-backed	—	53.8	—	53.8
Total fixed income securities trading, at fair value	233.3	895.5	—	1,128.8
Short-term investments trading, at fair value	79.2	—	—	79.2
Privately-held investments	—	—	279.7	279.7
Catastrophe bonds trading, at fair value	—	28.6	—	28.6
Other investments (1)	—	—	—	111.4

Other financial assets and liabilities, at fair value
Derivatives at fair value — foreign exchange contracts	—	12.9	—	12.9
Derivatives at fair value — interest rate swaps	—	(78.3)	—	(78.3)
Liabilities under derivative contracts — foreign exchange contracts	—	(8.9)	—	(8.9)
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	—	—	—	—
Total	$2,033.5	$4,204.6	$279.7	$6,629.2
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(1)Other investments represents our investment in a real estate fund and is measured at fair value using the net asset value per share practical expedient. As a result this has not been classified in the fair value hierarchy. The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets. The investment in the real estate fund is subject to restrictions as detailed in Note 20(a), “Commitments and Contingencies.”
Transfers of assets into or out of a particular level are recorded at their fair values as of the end of each reporting period consistent with the date of the determination of fair value. During the twelve months ended December 31, 2020, $8.3 million was transferred from Level 2 to Level 3 due to a change in pricing methodology. ( December 31, 2019, no transfers were made between Level 1, Level2 and Level 3)
As at December 31, 2020, there were privately-held investments worth $299.3 million (December 31, 2019 — $279.7 million) classified as Level 3. As a result of loans sold by Aspen and loans repaid to Aspen by borrowers, a net settlement of $64.3 million occurred during the year.
As at December 31, 2019, the Company settled $23.9 million worth of Level 3 assets and the Company’s Level 3 liabilities consisted solely of the Loan Notes issued by Silverton. The Company settled $3.1 million Level 3 liabilities in respect to the Loan Notes issued by Silverton for the twelve months ended December 31, 2019.

The following table presents a reconciliation of the beginning and ending balances for all assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for the twelve months ended December 31, 2020 and December 31, 2019:

Twelve Months Ended December 31, 2020	Balance at beginning of year	Purchases and issuances	Transfers in/(out)	Settlements and sales	Increase/(decrease) in fair value including net income	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Assets
Privately-held investments — trading
Commercial mortgage loans	$156.4	$79.7	$—	$(59.4)	$(13.1)	$163.6	$0.1
Middle market loans	111.7	0.9	8.3	(4.8)	(4.0)	112.1	(5.3)
Asset-backed securities	8.7	10.0	—	—	(0.1)	18.6	—
Equity securities	2.7	2.4	—	(0.1)	—	5.0	—
Total Level 3 assets	$279.5	$93.0	$8.3	$(64.3)	$(17.2)	$299.3	$(5.2)

Liabilities
Loan notes issued by Silverton	$—	$—	$—	$—	$—	$—	$—
Total Level 3 liabilities	$—	$—	$—	$—	$—	$—	$—

Twelve Months Ended December 31, 2019
Assets
Privately-held investments — trading
Commercial mortgage loans	$—	$174.7	$—	$(20.1)	$1.7	$156.4	$0.3
Middle market loans	—	115.5	—	(3.8)	0.1	111.7	—
Asset-backed securities	—	8.7	—	—	—	8.7	—
Equity securities	—	2.7	—	—	—	2.7	—
Total Level 3 assets	$—	$301.5	$—	$(23.9)	$1.8	$279.5	$0.3

Liabilities
Loan notes issued by Silverton	$4.6	$—	$—	$(7.7)	$3.1	$—	$—
Total Level 3 liabilities	$4.6	$—	$—	$(7.7)	$3.1	$—	$—

Valuation of Fixed Income Securities. The Company’s fixed income securities are classified as either available for sale or trading and are carried at fair value. As at December 31, 2020 and December 31, 2019, the Company’s fixed income securities were valued by pricing services or broker-dealers using standard market conventions. The market conventions utilize market quotations, market transactions in comparable instruments and various relationships between instruments including, but not limited to, yield to maturity, dollar prices and spread prices in determining value.
Independent Pricing Services. The underlying methodology used to determine the fair value of securities in the Company’s available for sale and trading portfolios is by the pricing services. Pricing services will gather observable pricing inputs from multiple external sources, including buy and sell-side contacts and broker-dealers, in order to develop their internal prices.
Pricing services provide pricing for less complex, liquid securities based on market quotations in active markets. Pricing services supply prices for a broad range of securities including those for actively traded securities, such as Treasury and other
Government securities, in addition to those that trade less frequently or where valuation includes reference to credit spreads, pay down and pre-pay features and other observable inputs. These securities include Government agency, municipals, corporate and asset-backed securities.
For securities that may trade less frequently or do not trade on a listed exchange, these pricing services may use matrix pricing consisting of observable market inputs to estimate the fair value of a security. These observable market inputs include: reported trades, benchmark yields, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic factors. Additionally, pricing services may use a valuation model such as an option adjusted spread model commonly used for estimating fair values of mortgage-backed and asset-backed securities. The Company does not derive dollar prices using an index as a pricing input for any individual security.
Broker-Dealers. The Company obtains quotes from broker-dealers who are active in the corresponding markets when prices are unavailable from independent pricing services or index providers. Generally, broker-dealers value securities through their trading desks based on observable market inputs. Their pricing methodologies include mapping securities based on trade data, bids or offers, observed spreads and performance of newly issued securities. They may also establish pricing through observing secondary trading of similar securities. Quotes from broker-dealers are non-binding.
The Company obtains prices for all of its fixed income investment securities via its third-party accounting service provider, and in the majority of cases receiving a number of quotes so as to obtain the most comprehensive information available to determine a security’s fair value. A single valuation is applied to each security based on the vendor hierarchy maintained by the Company’s third-party accounting service provider.
As at December 31, 2020, the Company obtained an average of 2.6 quotes per fixed income investment compared to 2.4 quotes at December 31, 2019.
The Company, in conjunction with its third-party accounting service provider, obtains an understanding of the methods, models and inputs used by the third-party pricing service and index providers to assess the ongoing appropriateness of vendors’ prices. The Company and its third-party accounting service provider also have controls in place to validate that amounts provided represent fair values. Processes to validate and review pricing include, but are not limited to:
•quantitative analysis (e.g., comparing the quarterly return for each managed portfolio to its target benchmark, with significant differences identified and investigated);
•comparison of market values obtained from pricing services and broker-dealers against alternative price sources for each security where further investigation is completed when significant differences exist for pricing of individual securities between pricing sources;
•initial and ongoing evaluation of methodologies used by outside parties to calculate fair value; and
•comparison of the fair value estimates to the Company’s knowledge of the current market.
Prices obtained from pricing services and broker-dealers are not adjusted by us; however, prices provided by a pricing service, or broker-dealer in certain instances may be challenged based on market or information available from internal sources, including those available to the Company’s third-party investment accounting service provider. Subsequent to any challenge, revisions made by the pricing service or broker-dealer to the quotes are supplied to the Company’s investment accounting service provider.
Management reviews the vendor hierarchy maintained by the Company’s third-party accounting service provider in order to determine which price source provides the most appropriate fair value (i.e., a price obtained from a pricing service with more seniority in the hierarchy will be used over a less senior one in all cases). The hierarchy level assigned to each security in the Company’s available for sale and trading portfolios is based upon its assessment of the transparency and reliability of the inputs used in the valuation as of the measurement date. The hierarchy of pricing services is determined using various qualitative and quantitative points arising from reviews of the vendors conducted by the Company’s third-party accounting service provider. Vendor reviews include annual due diligence meetings with index providers and pricing services vendors covering valuation methodology, operational walkthroughs and legal and compliance updates.
Fixed Income Securities. Fixed income securities are traded on the over-the-counter (“OTC”) market based on prices provided by one or more market makers in each security. Securities such as U.S. Government, U.S. Agency, Foreign Government and investment grade corporate bonds have multiple market makers in addition to readily observable market value indicators such as expected credit spread, except for Treasury securities, over the yield curve. The Company uses a variety of pricing sources to value fixed income securities including those securities that have pay down/prepay features such as mortgage-backed securities and asset-backed securities in order to ensure fair and accurate pricing. The fair value estimates for the investment grade securities in the Company’s portfolio do not use significant unobservable inputs or modeling techniques.
U.S. Government and Agency Securities. U.S. government and agency securities consist primarily of bonds issued by the U.S. Treasury and corporate debt issued by agencies such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal Home Loan Bank. As the fair values of U.S. Treasury securities are based on unadjusted market prices in active markets, they are classified within Level 1. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are classified within Level 2.
Municipal Securities. The Company’s municipal portfolio consist of bonds issued by U.S. domiciled state and municipality entities. The fair value of these securities is determined using spreads obtained from broker-dealers, trade prices and the new issue market which are Level 2 inputs in the fair value hierarchy. Consequently, these securities are classified within Level 2.
Non-U.S. Government. The issuers for securities in this category are non-U.S. governments and their agents including, but not limited to, the U.K., Australia, Canada, France and Germany. The fair values of certain non-U.S. government bonds, primarily sourced from international indices, are based on unadjusted market prices in active markets and are therefore classified within Level 1. The remaining non-U.S. government bonds are classified within level 2 as they are not actively traded. The fair values of the non-U.S. agency securities, again primarily sourced from international indices, are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of non-U.S. agency securities are classified within Level 2. In addition, foreign government securities include a portion of the Emerging Market Debt (“EMD”) portfolio which is also classified within Level 2.
Corporate. Corporate securities consist primarily of short-term, medium-term and long-term debt issued by U.S. and foreign corporations covering a variety of industries and are generally priced by index providers and pricing vendors. Some issuers may participate in government programs which guarantee timely payment of principal and interest in the event of a default. The fair values of these securities are generally determined using the spread above the risk-free yield curve. Inputs used in the evaluation of these securities include credit data, interest rate data, market observations and sector news, broker-dealer quotes and trade volumes. In addition, corporate securities include a portion of the EMD portfolio. The Company classifies these securities across Level 1 and 2, with majority of them being in Level 1.
Mortgage-backed Securities. Residential and commercial mortgage-backed securities consist of bonds issued by the Government National Mortgage Association, the FNMA and the FHLMC as well as private non-agency issuers. The fair values of these securities are determined through the use of a pricing model (including Option Adjusted Spread) which uses prepayment speeds and spreads to determine the appropriate average life of the mortgage-backed security. These spreads are generally obtained from broker-dealers, trade prices and the new issue market. As the significant inputs used to price mortgage-backed securities are observable market inputs, these securities are classified within Level 2.
Asset-backed Securities. Asset-backed securities are securities backed by notes or receivables against assets other than real estate. The underlying collateral for the Company’s asset-backed securities consists mainly of student loans, automobile loans and credit card receivables. These securities are primarily priced by index providers and pricing vendors. Inputs to the valuation process include broker-dealer quotes and other available trade information, prepayment speeds, interest rate data and credit spreads. The Company classifies these securities within Level 2.
Short-term Investments. Short-term investments consist of highly liquid debt securities with a maturity greater than three months but less than one year from the date of purchase. Short-term investments are classified as either trading or available for sale according to the facts and circumstances of the investment held. Short-term investments are valued in a manner similar to the Company’s fixed maturity investments and are classified within Levels 1 and 2.
Privately-Held Investments. Privately-held investments are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are determined using internally developed discounted cash flow models. These models include inputs that are specific to each investment. The inputs used in the fair value measurements include dividend or interest rates and appropriate discount rates. The selection of an appropriate discount rate is judgmental and is the most significant unobservable input used in the valuation of these securities. A significant increase (decrease) in this input in isolation could result in significantly lower (higher) fair value measurement for privately-held investments. In order to assess the reasonableness of the inputs the Company uses in the discounted cash flow models, the Company maintains an understanding of current market conditions, issuer specific information that may impact future cash flows as well as collaboration with independent vendors for most securities to assess the reasonableness of the discount rate being used.
The following table summarizes the quantitative inputs and assumptions used for financial assets and liabilities categorized as Level 3 under the fair value hierarchy as at December 31, 2020:

At December 31, 2020	Fair Value Level 3	Valuation Techniques	Unobservable (U) inputs	Ranges			Weighted Average
	($ in millions)
Privately-held investments — Trading
Commercial mortgage loans	$150.8	Discounted cash flow	Discount rate	6.0%	—	9.0%	7.3%
Commercial mortgage loans	12.1	Transaction Value	n/a	n/a		n/a	n/a
Commercial mortgage loans	0.7	Liquidation Method	n/a	n/a		n/a	n/a
Middle market loans	106.5	Discounted cash flow	Discount rate	6.3%	—	16.5%	8.7%
Middle market loans	5.6	Recovery Approach	n/a	n/a		n/a	n/a
Asset-backed securities	18.6	Discounted cash flow	Discount rate	5.7%	—	6.9%	6.2%
Equity securities	4.3	Discounted cash flow	Discount rate	9.3%		n/a	9.3%
Equity securities	0.7	Transaction Value	n/a	n/a		n/a	n/a
	$299.3
Catastrophe Bonds. Catastrophe bonds are variable rate fixed income instruments with redemption values adjusted based on the occurrence of a covered event, usually windstorms and earthquakes. Catastrophe bonds are classified as trading and carried at fair value. Catastrophe bonds are priced using an average of multiple broker-dealer quotes and as such, are considered Level 2.
Foreign Exchange Contracts. The foreign exchange contracts which the Company uses to mitigate currency risk are characterized as OTC due to their customized nature and the fact that they do not trade on a major exchange. These instruments trade in a very deep liquid market, providing substantial price transparency and accordingly are classified as Level 2.
Interest Rate Swaps. The interest rate swaps which the Company used to mitigate interest risk are characterized as OTC and are valued by the counterparty using quantitative models with multiple market inputs. The market inputs, such as interest rates and yield curves, are observable and the valuation can be compared for reasonableness with third-party pricing services. Consequently, these instruments are classified as Level 2. During 2020, we unwound the remaining $1,800.0 million of our interest rate swaps.
Other investments. The Company’s other investments represent our investment in a real estate fund. Adjustments to the fair value are made based on the net asset value of the investment. The net valuation criteria established by the manager of such investments are established in accordance with the governing documents and the asset manager’s valuation guidelines, which consider a two part approach: the discounted cash flows approach and the performance multiple approach, which uses a multiple/capitalization rate derived from market metrics from comparable companies or assets to produce operating performance metrics. Alternative valuation methodologies may be employed for investments with unusual characteristics.